Finance Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest costs [abstract]
Financial liabilities at amortised cost	£ (569)	£ (672)	£ (789)
Financial instruments mandatorily measured at fair value through profit or loss	(262)	(23)	743
Retranslation of loans	266	25	(761)
Reclassification of hedges from other comprehensive income	(4)	(4)	(2)
Unwinding of discounts on provisions	(25)	(15)	(7)
Finance expense arising on lease liabilities	(46)	(38)	(30)
Other finance expense	(29)	(65)	(33)
Finance	£ (669)	£ (792)	£ (879)